Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Statement of compliance
a.	Statement of compliance

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the periods presented, unless otherwise stated. The accompanying consolidated financial statements have been prepared in conformity with IFRSs issued by the IASB.

Basis of preparation
b.	Basis of preparation

The consolidated financial statements have been prepared on the historical cost basis except for financial instruments and long term incentive plan payable arising from cash-settled share-based payment arrangements which are measured at fair value.

Classification of current and non-current assets and liabilities
c.	Classification of current and non-current assets and liabilities

Current assets include:

1)	Assets held primarily for the purpose of trading;

2)	Assets expected to be realised within 12 months after the reporting period; and

3)	Cash and cash equivalents unless the asset is restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period.

Current liabilities include:

1)	Liabilities held primarily for the purpose of trading;

2)	Liabilities due to be settled within 12 months after the reporting period; and

3)

Liabilities for which the Company does not have an unconditional right to defer settlement for at least 12 months after the reporting period. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

Assets and liabilities that are not classified as current are classified as non-current.

Basis of consolidation

d.	Basis of consolidation

The consolidated financial statements include the financial statements of ASLAN Cayman and entities controlled by ASLAN Cayman (its subsidiaries).

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries) made up to December 31 each year. Control is achieved when the Company:

•	Has the power over the investee;
•	Is exposed, or has rights, to variable returns from its involvement with the investee; and
•	Has the ability to use its power to affects its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. When the Company has less than a majority of the voting rights of an investee, it considers that it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

•	The size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

•	Potential voting rights held by the Company, other vote holders or other parties;

•	Rights arising from other contractual arrangements; and

•

Any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Company gains control until the date when the Company ceases to control the subsidiary.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Company are eliminated on consolidation.

Non-controlling interests in subsidiaries are identified separately from the Company’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.

Profit or loss and each component of other comprehensive income are attributed to the stockholders of the Company and to the non-controlling interests. Total comprehensive income of the subsidiaries is attributed to the stockholders of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Changes in the Company’s ownership interests in subsidiaries that do not result in the Company losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the interests of the Company and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to stockholders of the Company.

When the Company loses control of a subsidiary, the gain or loss on disposal recognised in profit or loss is calculated as the difference between

(i)	the aggregate of the fair value of the consideration received and the fair value of any retained interest and
(ii)	the previous carrying amount of the assets (including goodwill), less liabilities of the subsidiary and any non-controlling interests.

All amounts previously recognised in other comprehensive income in relation to that subsidiary are accounted for as if the Company had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as required/permitted by applicable IFRS Standards). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9 when applicable, or the cost on initial recognition of an investment in an associate or a joint venture.

Associates

An associate is an entity over which the Company has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies. The results and assets and liabilities of associates are incorporated in these financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for in accordance with IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”.

Under the equity method, an investment in an associate is initially recognised in the consolidated balance sheet at cost and adjusted thereafter to recognise the Company’s share of the profit or loss and other comprehensive income of the associate. When the Company’s share of losses of an associate exceeds the Company’s interest in that associate (which includes any long-term interests that, in substance, form part of the Company’s net investment in the associate), the Company discontinues recognising its share of further losses.

Additional losses are recognised only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate.

An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate. On acquisition of the investment in an associate, any excess of the cost of the investment over the Company’s share of the net fair value of the identifiable assets and liabilities of the investee is recognised as goodwill, which is included within the carrying amount of the investment. Any excess of the Company’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognised immediately in profit or loss in the period in which the investment is acquired.

The requirements of IAS 36 Impairment of assets are applied to determine whether it is necessary to recognise any impairment loss with respect to the Company’s investment in an associate. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount, any impairment loss recognised forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognised in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

The Company discontinues the use of the equity method from the date when the investment ceases to be an associate. When the Company retains an interest in the former associate and the retained interest is a financial asset, the Company measures the retained interest at fair value at that date and the fair value is regarded as its fair value on initial recognition in accordance with IFRS 9. The difference between the carrying amount of the associate at the date the equity method was discontinued, and the fair value of any retained interest and any proceeds from disposing of a part interest in the associate is included in the determination of the gain or loss on disposal of the associate. In addition, the Company accounts for all amounts previously recognised in other comprehensive income in relation to that associate on the same basis as would be required if that associate had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognised in other comprehensive income by that associate would be reclassified to profit or loss on the disposal of the related assets or liabilities, the Company reclassifies the gain or loss from equity to profit or loss (as a reclassification adjustment) when the associate is disposed off.

When the Company reduces its ownership interest in an associate, but the Company continues to use the equity method, the Company reclassifies to profit or loss the proportion of the gain or loss that had previously been recognised in other comprehensive income relating to that reduction in ownership interest if that gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities. When a Company entity transacts with an associate of the Company, profits and losses resulting from the transactions with the associate are recognised in the Company’s consolidated financial statements only to the extent of interests in the associate that are not related to the Company.

See Note 9 and Note 10 for detailed information on subsidiaries and on associates respectively (including percentages of ownership and main businesses).

Foreign currencies
e.	Foreign currencies

Both the functional currency and reporting currency of the Company is the U.S. dollar. The functional currency of the majority of the Company’s entities is the U.S. dollar.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the end of the reporting period. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Exchange differences are recognised in “other gains and losses, net” in the consolidated statement of comprehensive loss.

Intangible assets
f.	Intangible assets

1)Intangible assets acquired separately

Intangible assets with finite useful lives that are acquired separately are initially measured at cost and subsequently measured at cost, less accumulated amortization and accumulated impairment loss. Amortization is recognized on a straight-line basis. The estimated useful lives, residual values, and amortization methods are reviewed at the end of each reporting period, with the effect of any changes in estimates accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are measured at cost, less accumulated impairment loss.

2)Internally-generated intangible assets - research and development expenditures

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally-generated intangible asset arising from the development phase of an internal project is recognized only if all of the following have been demonstrated:

a)The technical feasibility of completing the intangible asset so that it will be available for use or sale;

b)The intention to complete the intangible asset and use or sell it;

c)The ability to use or sell the intangible asset;

d)The manner in which intangible asset will generate probable future economic benefits;

e)The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

f)The ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when an intangible asset first meets the recognition criteria listed above. Subsequent to initial recognition, they are measured on the same basis as intangible assets that are acquired separately.

3)Derecognition of intangible assets

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

Impairment of tangible and intangible assets	Impairment of tangible and intangible assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets in order to determine whether there is any indication that those assets have suffered any impairment loss. If any such indication exists, the recoverable amount of an asset is estimated in order to determine the extent of the impairment loss. When it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Intangible assets with indefinite useful lives and intangible assets not yet available are not subject to amortization, but are tested annually for impairment or more frequently if there are indicators of impairment. In respect of the impairment indicators, the Company considers both internal and external sources of information to determine whether an asset may be impaired, which may include the significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes with adverse effects in the use of the assets, as well as the internal reporting which indicates the economic performance of an asset is worse than expected. If any such indicators exist, the Company will estimate the recoverable amount of such indefinite-lived intangible asset and compare it with its carrying amount.

The recoverable amount is the higher of fair value, less costs to sell and value in use. If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount, with the resulting impairment loss recognised in profit or loss.

When an impairment loss is subsequently reversed, the carrying amount of the corresponding asset or cash-generating unit is increased to the revised estimate of its recoverable amount, but only to the extent of the carrying amount that would have been determined had no impairment loss been recognised on the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognised in profit or loss.

Financial instruments
h.	Financial instruments

Financial assets and financial liabilities are recognised when a Company entity becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issuance of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss (i.e., FVTPL)) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognised immediately in profit or loss.

1)	Financial assets

All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis.

a)	Measurement categories

Financial assets are classified into the following categories: Financial assets at FVTPL, financial assets at amortised cost and equity instruments at fair value through other comprehensive income (i.e., FVTOCI).

i.	Financial assets at FVTPL

Derivative financial assets are classified as at FVTPL when such a financial asset is mandatorily classified as at FVTPL.

Financial assets at FVTPL are subsequently measured at fair value, with any gains or losses arising on remeasurement recognised in other gains or losses. Fair value is determined in the manner described in Note 22.

ii.	Financial assets at amortised cost

A financial asset shall be measured at amortised cost if both of the following conditions are met:

i)	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
ii)	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For the financial assets measured at amortised cost (including cash and cash equivalents and refundable deposits), the Company applies the effective interest method to the gross carrying amount at amortised cost less any impairment from initial recognition. Any foreign exchange gains and losses are recognised in profit or loss.

Interest income is calculated by applying the effective interest rate to the gross carrying amount of such a financial asset.

Cash equivalents include time deposits, which are highly liquid, readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. These cash equivalents are held for the purpose of meeting short-term cash commitments.

iii.	Investments in equity instruments at FVTOCI

On initial recognition, the Company may make an irrevocable election to designate investments in equity instruments as at FVTOCI. Designation as at FVTOCI is not permitted if the equity investment is held for trading or if it is contingent consideration recognised by an acquirer in a business combination.

Investments in equity instruments at FVTOCI are subsequently measured at fair value with gains and losses arising from changes in fair value recognised in other comprehensive income and accumulated in other equity. The cumulative gain or loss will not be reclassified to profit or loss on disposal of the equity investments; instead, it will be transferred to retained earnings.

Dividends on these investments in equity instruments are recognised in profit or loss when the Company’s right to receive the dividends is established, unless the dividends clearly represent a recovery of part of the cost of the investment.

Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;

•

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

b)	Impairment of financial assets

The Company recognises a loss allowance for expected credit losses on financial assets at amortised cost.

For financial instruments, the Company recognises lifetime expected credit losses (i.e., ECLs) when there has been a significant increase in credit risk since initial recognition. If, on the other hand, the credit risk on a financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-month ECLs.

Expected credit losses reflect the weighted average of credit losses with the respective risks of default occurring as the weights. Lifetime ECLs represent the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECLs represent the portion of lifetime ECLs that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

The Company recognises an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.

c)	Derecognition of financial assets

The Company derecognises a financial asset only when the contractual rights to the cash flows from the asset expire or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party.

On derecognition of a financial asset at amortised cost in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognised in profit or loss. On derecognition of an investment in an equity instrument at FVTOCI, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognised in profit or loss, and the cumulative gain or loss which had been recognised in other comprehensive income is transferred directly to retained earnings, without recycling through profit or loss.

2)	Equity instruments

Equity instruments issued by the Company entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments issued by the Company entity are recognised at the proceeds received, net of direct issue costs.

No gain or loss is recognised in profit or loss on the issuance of the Company’s own equity instruments.

3)	Financial liabilities

a)	Subsequent measurement

Except the following situations, all financial liabilities are measured at amortised cost using the effective interest method:

1)	Financial liabilities at FVTPL

Financial liabilities are classified as at FVTPL when such financial liabilities are either held for trading or are designated as at FVTPL.

Financial liabilities held for trading are stated at fair value, and any gains or losses on such financial liabilities are recognised in other gains or losses.

Fair value is determined in the manner described in Note 22.

b)	Derecognition of financial liabilities

The difference between the carrying amount of a financial liability derecognised and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss.

When the Company exchanges with the existing lender one debt instrument into another one with the substantially different terms, such exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly, the Company accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate is at least 10 per cent different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between: (1) the carrying amount of the liability before the modification; and (2) the present value of the cash flows after modification is recognised in profit or loss as the modification gain or loss within other gains and losses.

4)	Compound instruments

The component parts of compound instruments issued by the Company are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

On initial recognition, the fair value of the liability component is estimated using the prevailing market interest rate for similar non-convertible instruments. This amount is recorded as a liability on an amortised cost basis using the effective interest method until extinguished upon conversion or upon the instrument’s maturity date. Any embedded derivative liability is bifurcated and measured at fair value.

5)	Derivative financial instruments

Derivatives embedded in hybrid contracts that contain financial asset hosts that is within the scope of IFRS 9 are not separated; instead, the classification is determined in accordance with the entire hybrid contract. Derivatives embedded in non-derivative host contracts that are not financial assets that is within the scope of IFRS 9 (e.g. financial liabilities) are treated as separate derivatives when they meet the definition of a derivative; their risks and characteristics are not closely related to those of the host contracts; and the host contracts are not measured at FVTPL.

Revenue recognition
i.	Revenue recognition

Revenue comprises the fair value of the consideration received or receivable for the out-licensing of experimental drugs that have reached ‘proof of concept’ to business partners for ongoing global development and launch, in the ordinary course of the Company’s activities. Revenue is presented, net of goods and services tax, rebates and discounts. See Note 15 for details of the Company’s licensing agreements.

The Company recognises revenue when it has completed the out-licensing of the experimental drug to business partners, and such partners have accepted the products. Thus, the collectability of the related receivables is reasonably assured.

Typically the consideration received from out-licensing may take the form of upfront payments, option payments, milestone payments, and royalty payments on licensed products. To determine revenue recognition for contracts with customers, the Company performs the following five steps:

1)	Identify the contract with a customer;

2)	Identify the performance obligations in the contract;

3)	Determine the transaction price;

4)	Allocate the transaction price to the performance obligations in the contract; and

5)	Recognise revenue when (or as) the Company satisfies the performance obligations.

At the inception of a contract, the Company assesses the goods or services promised within each contract to determine whether each promised good or service is distinct and identify those that are performance obligations. The Company recognises as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Upfront License Fees

If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company will recognise revenues from non-refundable, upfront fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other performance obligations, the Company uses judgment to assess the nature of the combined performance obligation to determine whether it is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognising revenue. The Company evaluates the measure of progress at the end of each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Milestone Payments

At the inception of each contract with customers that includes development or regulatory milestone payments (i.e., the variable consideration), the Company includes some or all amount of variable consideration in the transaction price estimated only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised would not occur when the uncertainty related to the variable consideration is subsequently resolved. Milestone payments that are contingent upon the achievement of events that are uncertain or not controllable, such as regulatory approvals, are generally not considered highly probable of being achieved until those approvals are received. Therefore, they are not included in the transaction price. At the end of each reporting period, the Company evaluates the probability of achievement of such milestone payments and any related constraints and, if necessary, adjusts the Company’s estimate of the overall transaction price.

Royalties

For arrangements that include sales-based royalties, including commercial milestone payments based on the level of sales, and for which the license is deemed to be the predominant item to which the royalties relate, the Company recognises revenue at the later of the following:

1)	When the subsequent sales occur, or

2)	When the performance obligation, to which some or all of the royalty has been allocated, has been satisfied (or partially satisfied).

To date, the Company has not recognised any royalty revenue resulting from any of out-licensing arrangements.

Research and development expenses
j.	Research and development expenses

Elements of research and development expenses primarily include:

1)	Payroll and other related costs of personnel engaged in research and development activities;

2)

Costs related to preclinical testing of the Company’s technologies under development and clinical trials, such as payments to contract research organizations (“CROs”), investigators and clinical trial sites that conduct the Company’s clinical studies;

3)	Costs to develop the product candidates, including raw materials, supplies and product testing related expenses; and

4)	Other research and development expenses.

Research and development expenses are expensed as incurred when these expenditures relate to the Company’s research and development services and have no alternative future uses. The conditions enabling the capitalization of development costs as an asset have not yet been met and, therefore, all development expenditures are recognised in profit or loss when incurred.

Leasing	Leasing

At the inception of a contract, the Company assesses whether the contract is, or contains, a lease.

The Company as lessee

The Company recognises right-of-use assets and lease liabilities for all leases at the commencement date of a lease, except for short-term leases and low-value asset leases accounted for applying a recognition exemption where lease payments are recognised as expenses on a straight-line basis over the lease terms.

Right-of-use assets are initially measured at cost, which comprises the initial measurement of lease liabilities adjusted for lease payments made at or before the commencement date. Right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses and adjusted for any remeasurement of the lease liabilities. Right-of-use assets are presented on a separate line in the consolidated balance sheets.

Right-of-use assets are depreciated using the straight-line method from the commencement dates to the earlier of the end of the useful lives of the right-of-use assets or the end of the lease terms.

Lease liabilities are initially measured at the present value of the lease payments, which comprise fixed payments and the default fine arises from lease termination. The lease payments are discounted using the interest rate implicit in a lease, if that rate can be readily determined. If that rate cannot be readily determined, the Company uses the its incremental borrowing rate.

Subsequently, lease liabilities are measured at amortised cost using the effective interest method, with interest expense recognised over the lease terms. When there is a change in a lease term, the Company remeasures the lease liabilities with a corresponding adjustment to the right-of-use-assets. However, if the carrying amount of the right-of-use assets is reduced to zero, any remaining amount of the remeasurement is recognised in profit or loss. Lease liabilities are presented on a separate line in the consolidated balance sheets.

If a change in the scope of the lease, or the consideration of a lease, that was no part of the original terms and conditions of the lease takes place, and both the modification increases the scope of the lease by adding the right to use one or more underlying assets and the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract, the Company shall account for a lease modification as a separate lease. For a lease modification that is not accounted for as a separate lease, at the effective date of the lease modification, the Company shall remeasure the lease liability by discounting the revised lease payments using a revised discount rate.

The Company shall account for the remeasurement of the lease liability by decreasing the carrying amount of the right-of-use asset to reflect the partial or full termination of the lease for lease modifications that decrease the scope of the lease, shall recognise in profit or loss any gain or loss relating to the partial or full termination of the lease, and shall make a corresponding adjustment to the right-of-use asset for all other lease modification.

Material lease-in activities and terms

The Company leases office buildings with lease terms of 3 years. These arrangements do not contain purchase options at the end of the lease terms. Certain of the office building leases across the Company contain extension options. These terms are used to maximise operational flexibility in terms of managing contracts. In cases in which the Company is not reasonably certain to use an optional extended lease term, payments associated with the optional period are not included within lease liabilities.

The Company leases certain office buildings which qualify as short-term leases and certain office equipment which qualifies as low-value assets. The Company has elected to apply the recognition exemption and, thus, did not recognise right-of-use assets and lease liabilities for these leases. The lease commitments with lease terms commencing after the balance sheets dates are $2,298 and $0 as of December 31, 2020 and December 31, 2021.

Share-based payment arrangements	Share-based payment arrangements

Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date.

The fair value determined at the grant date of the employee share options is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of the number of employee share options that will eventually vest, with a corresponding increase in “capital surplus - employee share options”. The fair value determined at the grant date of the employee share options is recognised as an expense in full at the grant date when the share options granted vest immediately.

At the end of each reporting period, the Company revises its estimate of the number of employee share options expected to vest. The impact of the revision of the original estimates is recognised in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the capital surplus.

The fair value of the amount payable to beneficiaries in respect of bonus entitlement unit grants, which are settled in cash, is recognised as an expense with a corresponding increase in liabilities, over the period during which the beneficiaries become unconditionally entitled to payment. The amount is remeasured at each reporting date and at settlement based on the fair value of the bonus entitlement units. Any changes in the liability are recognised in profit or loss.

Taxation
m.	Taxation

The provision for income tax recognized in profit or loss comprises current and deferred tax. Current tax is income tax paid and payable for the current year based on the taxable profit of the year and any adjustments to tax payable (or receivable) in respect of prior years. Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of taxable profit or loss. Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized. The carrying amount is reviewed at the end of each reporting period on the same basis. Deferred tax is measured at the tax rates that are expected to apply in the period in which the asset or liability is settled, based on tax rates that have been enacted or substantively enacted by the end of the reporting period.